Long-term Debt - Compensation options (Details) - Compensation options to underwriters EquityInstruments in Thousands	12 Months Ended
Sep. 30, 2022 EquityInstruments $ / shares
Long-term Debt
Balance (in shares) | EquityInstruments	115
Exercised (in shares) | EquityInstruments	(115)
Balance (in dollars per share) | $ / shares	$ 4.60
Exercised (in dollars per share) | $ / shares	$ 4.60